Concentration and Risks	12 Months Ended
Dec. 31, 2021
Concentration and Risks [Abstract]
Concentration and Risks
4. Concentration and Risks
Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits, restricted cash and short-term investments. As of December 31, 2020 and 2021, substantially all of the Group’s cash and cash equivalents, time deposits, restricted cash and short-term investments were held in major financial institutions located in Mainland China and Hong Kong, which management considered being of high credit quality.
There were no revenues from customers which individually represent greater than 10% of the total net revenues for the years ended December 31, 2019, 2020 and 2021. There was one instructor, through whom the
Group’s
net learning services revenue earned was more than 10% of the
Group’s
net learning services revenue for the years ended December 31, 2019, 2020 and 2021 respectively as follows:

	For the year ended December 31,
	2019	2020	2021
Instructor A	13%	18%	*
Instructor B	*	*	16%

*	The percentage was below 10% for the year.